Realty Capital Income Funds Trust

AR Capital Real Estate Income Fund

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the AR Capital Real Esate Income Fund (the “Fund”), a series of Realty Capital Income Funds Trust. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(c) on May 31, 2013 (Accession Number: 0001144204-13-032553), which is incorporated herein by reference.